Debt securities by past due or impairment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt securities by past due or impairment [Line Items]
Debt securities	₩ 88,162,579	₩ 77,245,905
Neither past due nor impaired
Debt securities by past due or impairment [Line Items]
Debt securities	88,160,626	77,244,537
Impaired
Debt securities by past due or impairment [Line Items]
Debt securities	₩ 1,953	₩ 1,368